Condensed Consolidated Statements of Operations - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Statement [Abstract]
Revenues	$ 2,499.1	$ 6,551.9	$ 7,759.1	$ 11,760.6	$ 24,468.9	$ 27,164.0	$ 21,772.4
Cost and expenses:
Cost of products and other	1,820.8	6,025.4	7,854.2	10,301.6	21,667.7	24,744.6	19,095.8
Operating expenses (excluding depreciation and amortization expense as reflected below)	423.7	409.7	931.2	863.1	1,684.3	1,654.8	1,626.4
Depreciation and amortization expense	111.1	95.3	216.5	189.6	386.7	329.7	254.3
Cost of sales	2,355.6	6,530.4	9,001.9	11,354.3	23,738.7	26,729.1	20,976.5
General and administrative expenses (excluding depreciation and amortization expense as reflected below)	53.3	46.6	131.5	97.8	258.7	253.8	197.9
Depreciation and amortization expense	2.8	2.9	5.7	5.7	10.8	10.6	13.0
Change in fair value of contingent consideration	(12.4)	0.0	(65.4)	0.0	(250.2)	351.3	(295.5)
Equity income in investee	0.0	(3.2)	0.0	(7.9)	(7.9)	(17.8)	(14.6)
(Gain) loss on sale of assets	(471.1)	0.8	(471.1)	0.8	(29.9)	(43.1)	1.5
Total cost and expenses	1,928.2	6,577.5	8,602.6	11,450.7	23,970.4	26,932.6	21,174.3
Income (loss) from operations	570.9	(25.6)	(843.5)	309.9	(498.5)	(231.4)	(598.1)
Other income (expense):
Interest expense, net	(52.8)	(29.6)	(89.3)	(57.0)	(108.7)	(127.1)	(122.6)
Change in fair value of catalyst obligations	(5.1)	0.5	6.6	(2.6)	(9.7)	5.6	(2.2)
Debt extinguishment costs	0.0	0.0	(22.2)	0.0			(25.5)
Other non-service components of net periodic benefit cost	1.1	0.0	2.1	(0.1)	(0.2)	1.1	(1.4)
Income (loss) before income taxes	514.1	(54.7)	(946.3)	250.2	379.9	111.0	446.4
Income tax (benefit) expense	(4.4)	1.8	9.8	(5.4)	(8.3)	8.0	(10.8)
Net income (loss)	518.5	(56.5)	(956.1)	255.6	388.2	103.0	457.2
Less: net income attributable to noncontrolling interests	0.0	0.1	0.0	0.1		0.1	0.1
Net income (loss) attributable to PBF Holding Company LLC	$ 518.5	$ (56.6)	$ (956.1)	$ 255.5	$ 388.2	$ 102.9	$ 457.1